Operating leases	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Operating leases	Operating leases
        Lease costs recorded under operating leases for the three and six months ended June 30, 2020 were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
	(in thousands)		(in thousands)
Operating lease costs	$7,768	$8,964	$15,857	$17,619
Income from sub-leases	(246)	(547)	(514)	(1,067)
Net operating lease costs	$7,522	$8,417	$15,343	$16,552

        Of the total cost of $15.3 million incurred in the six months ended June 30, 2020 (June 30, 2019: $16.6 million), $14.0 million (June 30, 2019: $15.3 million) is recorded within selling, general and administration costs and $1.3 million (June 30, 2019: $1.3 million) is recorded within direct costs.

        During the three and six months ended June 30, 2020 and June 30, 2019, costs incurred by the Group related to variable lease payments was de minimis.

        Right-of-use assets obtained during the three and six months ended June 30, 2020 net of early termination options, now reasonably certain to be exercised, totaled $(1.4) million and $2.9 million, respectively (June 30, 2019: $4.9 million and $17.9 million respectively). In the three and six months ended June 30, 2020, office consolidations resulted in the recognition of an onerous lease obligation. The right-of-use assets related to these offices have been impaired to the extent they are considered onerous and a loss $5.4 million was recorded (see note 7 - Restructuring). No impairment losses were recognized in the three and six months ended June 30, 2019.

The weighted average remaining lease term and weighted-average discount rate at June 30, 2020 were 4.77 years and 2.66%, respectively.

        Future minimum lease payments under non-cancelable leases as of June 30, 2020 were as follows:

Minimum rental payments
(in thousands)
June 30, 2020
Due within 1 year	$25,095
Due between 1 and 5 years	55,632
Thereafter	12,369
Total future minimum lease payments	93,096
Lease imputed interest	(6,027)
Total	$87,069

        Operating lease liabilities are presented as current and non-current. Operating lease liabilities of $23.1 million have been included in other liabilities as at June 30, 2020 (June 30, 2019: $29.0 million).